Note 4 - Accrued Expenses	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
4.	Accrued Expenses

Accrued expenses as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December 31, 2017
and
2016:

	2017	2016
Accrued management salaries	$532,615	$201,170
Accrued directors ’ fees	182,620	78,070
Other accrued expenses	18,476	15,000
Total accrued expenses	$733,711	$294,240